UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                            Oppenheimer Money Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

          Date of reporting period: January 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

               BEGINNING    ENDING       EXPENSES
               ACCOUNT      ACCOUNT      PAID DURING
               VALUE        VALUE        6 MONTHS ENDED
               (7/1/04)     (12/31/04)   DECEMBER 31, 2004
----------------------------------------------------------
Actual         $ 1,000.00   $ 1,006.40   $ 2.41
----------------------------------------------------------
Hypothetical     1,000.00     1,022.73     2.43

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2004 is as follows:

EXPENSE RATIO
-------------
    0.48%


                          5 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2004
--------------------------------------------------------------------------------


                                                     PRINCIPAL           VALUE
                                                        AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--13.7%
-------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--2.0%
Citibank NA, 2.31%, 2/23/05                        $ 2,000,000   $   2,000,000
-------------------------------------------------------------------------------
Washington Mutual Bank FA,
2.29%, 2/11/05                                       2,000,000       2,000,000
                                                                 --------------
                                                                     4,000,000

-------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--11.7%
Bank of Montreal Chicago, 2.28%,
1/13/05                                              2,000,000       2,000,000
-------------------------------------------------------------------------------
BNP Paribas, New York, 2.33%,
6/22/05 1                                            5,000,000       4,998,933
-------------------------------------------------------------------------------
Fortis Bank SA/NV, New York,
2.10%, 1/5/05                                        2,500,000       2,500,000
-------------------------------------------------------------------------------
Nordea Bank Finland plc, New York
Branch, 2.34%, 6/29/05 1                             3,000,000       2,999,482
-------------------------------------------------------------------------------
Societe Generale, New York, 2.33%,
6/14/05 1                                            5,000,000       4,999,321
-------------------------------------------------------------------------------
Svenska Handelsbanken NY, 2.47%,
3/24/05                                              3,500,000       3,500,000
-------------------------------------------------------------------------------
Toronto Dominion Bank, New York,
2.34%, 2/10/05                                       2,000,000       2,000,000
                                                                 --------------
Total Certificates of Deposit (Cost $26,997,736)                    26,997,736

-------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--8.6%
-------------------------------------------------------------------------------
AB SPINTAB, 2.39%, 2/23/05                           3,000,000       2,989,466
-------------------------------------------------------------------------------
Barclays US Funding Corp.,
2.18%, 1/12/05                                       2,500,000       2,498,335
-------------------------------------------------------------------------------
Calyon North America, Inc.,
2.25%, 1/4/05                                        2,000,000       1,999,625
-------------------------------------------------------------------------------
DnB NOR Bank ASA, 2.27%, 2/1/05                      1,200,000       1,197,654
-------------------------------------------------------------------------------
Governor & Co. of the Bank of
Ireland, 2.08%, 3/29/05 2                            2,000,000       1,989,947
-------------------------------------------------------------------------------
HBOS Treasury Services, 2.33%,
2/28/05                                              1,250,000       1,245,308
-------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB,
2.45%, 3/23/05 2                                     2,000,000       1,988,975
-------------------------------------------------------------------------------
Standard Federal Bank, 2.17%, 1/7/05                 1,000,000       1,000,000
-------------------------------------------------------------------------------
Swedbank AB, 2.31%, 2/9/05                           2,000,000       1,994,995
                                                                 --------------
Total Direct Bank Obligations
(Cost $16,904,305)                                                  16,904,305

-------------------------------------------------------------------------------
LETTERS OF CREDIT--2.6%
-------------------------------------------------------------------------------
Chase Manhattan Bank, guaranteeing
commercial paper of NATC
California LLC, 2.03%, 1/19/05
(Cost $4,994,925)                                    5,000,000       4,994,925

                                                     PRINCIPAL           VALUE
                                                        AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------
SHORT-TERM NOTES--71.5%
-------------------------------------------------------------------------------
ASSET-BACKED--25.0%
Cable Beach LP, 2.03%, 1/6/05 2                    $ 3,000,000   $   2,999,154
-------------------------------------------------------------------------------
Chesham Finance LLC, 2.38%, 2/28/05 2                1,000,000         996,166
-------------------------------------------------------------------------------
Crown Point Capital Co.:
1.85%, 1/21/05 2                                     4,100,000       4,095,786
2.11%, 3/21/05 2                                     2,325,000       2,314,235
-------------------------------------------------------------------------------
Eiffel Funding LLC, 2.36%, 2/10/05 2                 2,040,000       2,034,651
-------------------------------------------------------------------------------
FCAR Owner Trust I, 2.20%, 1/7/05                    1,000,000         999,633
-------------------------------------------------------------------------------
Gotham Funding Corp., 2.31%,
1/10/05 2                                            1,500,000       1,499,134
-------------------------------------------------------------------------------
GOVCO, Inc., 2.05%, 1/18/05 2                        4,000,000       3,996,128
-------------------------------------------------------------------------------
Grampian Funding LLC, 2.32%,
2/1/05 2                                             1,300,000       1,297,403
-------------------------------------------------------------------------------
Legacy Capital LLC, 2.02%, 3/4/05 2                  2,500,000       2,491,260
-------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
2.03%, 1/10/05 2                                     2,000,000       1,998,995
2.15%, 4/5/05 2                                      3,000,000       2,983,158
-------------------------------------------------------------------------------
Neptune Funding Corp., 2.53%,
3/7/05 2                                             3,500,000       3,487,108
-------------------------------------------------------------------------------
New Center Asset Trust, 2.21%,
1/14/05                                              2,500,000       2,498,005
-------------------------------------------------------------------------------
Perry Global Funding LLC,
Series A, 2.06%, 1/24/05 2                           5,266,000       5,259,069
-------------------------------------------------------------------------------
Regency Markets No. 1 LLC, 2.37%,
1/7/05 2                                             2,000,000       1,999,230
-------------------------------------------------------------------------------
Sheffield Receivables Corp., 2.17%,
1/3/05 2                                             1,100,000       1,099,867
-------------------------------------------------------------------------------
Thornburg Mortgage Capital
Resources, 2.11%, 1/31/05 2                          5,000,000       4,992,166
-------------------------------------------------------------------------------
Victory Receivables Corp., 2.22%,
1/14/05 2                                            1,000,000         999,198
-------------------------------------------------------------------------------
Windmill Funding Corp., 2.25%,
1/19/05 2                                            1,000,000         998,875
                                                                 --------------
                                                                    49,039,221

-------------------------------------------------------------------------------
AUTOMOBILES--3.3%
Ande Chevrolet Olds, Inc.,
2.57%, 1/1/05 1                                      2,000,000       2,000,000
-------------------------------------------------------------------------------
BMW US Capital LLC:
2.20%, 1/3/05 2                                      2,500,000       2,499,694
2.30%, 1/14/05 2                                     2,000,000       1,998,339
                                                                 --------------
                                                                     6,498,033

-------------------------------------------------------------------------------
CAPITAL MARKETS--13.3%
Banc of America Securities LLC,
2.32%, 1/3/05 1                                      5,000,000       5,000,000
-------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 2.01%, 1/13/05              3,220,000       3,217,843
-------------------------------------------------------------------------------
First Clearing LLC, 2.41%, 6/6/05 1                  8,000,000       8,000,000
-------------------------------------------------------------------------------
Lehman Brothers, Inc., 2.38%,
12/15/05 1                                           5,000,000       5,000,000



                          6 | OPPENHEIMER MONEY FUND/VA

                                                     PRINCIPAL           VALUE
                                                        AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------
CAPITAL MARKETS--13.3%
Morgan Stanley, 2.34%, 1/21/05                     $ 5,000,000   $   4,993,500
                                                                 --------------
                                                                    26,211,343

-------------------------------------------------------------------------------
COMMERCIAL BANKS--0.8%
Bank of America Corp., 2.19%,
1/13/05                                              1,500,000       1,498,905
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.8%
General Electric Capital Corp.,
2.32%, 2/25/05                                       3,000,000       2,989,367
-------------------------------------------------------------------------------
General Electric Capital Services,
2.46%, 3/21/05                                       3,500,000       3,481,106
-------------------------------------------------------------------------------
Household Finance Corp., 2%,
1/13/05                                              5,000,000       4,996,667
                                                                 --------------
                                                                    11,467,140

-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Alta Mira LLC, Series 2004, 2.57%,
1/3/05 1                                             2,250,000       2,250,000
-------------------------------------------------------------------------------
INSURANCE--7.9%
Jackson National Life Global Funding,
Series 2004-6, 2.40%, 1/17/05 1,3                    2,500,000       2,500,000
-------------------------------------------------------------------------------
Metropolitan Life Global Funding I,
Series 2003-5, 2.44%, 1/17/05 1,4                    4,000,000       4,000,000
-------------------------------------------------------------------------------
Security Life of Denver Insurance
Co., 2.54%, 1/24/05 1,4                              5,000,000       5,000,000
-------------------------------------------------------------------------------
United of Omaha Life Insurance
Co., 2.38%, 11/17/05 1,4                             4,000,000       4,000,000
                                                                 --------------
                                                                    15,500,000

-------------------------------------------------------------------------------
LEASING & FACTORING--2.0%
American Honda Finance Corp.,
2.79%, 3/11/05 1,3                                   1,000,000       1,000,523
-------------------------------------------------------------------------------
Toyota Motor Credit Corp.,
2.17%, 1/12/05                                       3,000,000       2,998,011
                                                                 --------------
                                                                     3,998,534

-------------------------------------------------------------------------------
OIL & GAS--1.0%
Koch Industries LLC, 2.29%, 1/11/05 2                2,000,000       1,998,728
-------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--11.2%
Cooperative Assn. of Tractor
Dealers, Inc., Series A:
2.35%, 1/4/05                                        2,571,000       2,570,497
2.36%, 2/18/05                                       1,300,000       1,295,909
-------------------------------------------------------------------------------
Cooperative Assn. of Tractor
Dealers, Inc., Series B:
2.36%, 2/15/05                                       1,000,000         997,050
2.40%, 1/5/05                                        2,500,000       2,499,333
2.48%, 3/15/05                                       1,500,000       1,492,457
-------------------------------------------------------------------------------
K2 (USA) LLC:
2.12%, 1/25/05 2                                     1,250,000       1,248,233
2.38%, 6/30/05 1,3                                   3,000,000       2,999,699
-------------------------------------------------------------------------------
LINKS Finance LLC, 2.35%, 12/15/05 1,3               3,000,000       2,999,142

                                                     PRINCIPAL           VALUE
                                                        AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
Parkland (USA) LLC, 2.38%, 1/14/05 1,3             $ 2,000,000   $   1,999,993
-------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM,
2.41%, 1/24/05 1,3                                   1,000,000       1,000,000
-------------------------------------------------------------------------------
Sigma Finance, Inc., 2.35%, 12/15/05 1,3             2,900,000       2,899,200
                                                                 --------------
                                                                    22,001,513
                                                                 --------------
Total Short-Term Notes
(Cost $140,463,417)                                                140,463,417

-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--3.3%
-------------------------------------------------------------------------------
Federal Home Loan Bank,
1.50%, 3/1/05                                        2,000,000       2,000,000
-------------------------------------------------------------------------------
Federal National Mortgage Assn.:
1.375%, 2/18/05                                      2,000,000       2,000,000
1.60%, 5/13/05                                       2,500,000       2,500,000
                                                                 --------------
Total U.S. Government Agencies
(Cost $6,500,000)                                                    6,500,000

-------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $195,860,383)                                       99.7%    195,860,383
-------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                            0.3         642,440
                                                   ----------------------------
NET ASSETS                                               100.0%  $ 196,502,823
                                                   ============================


FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $57,265,499, or 29.14% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,398,557 or 7.84% of the Fund's net assets as of December 31, 2004.

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2004 was $13,000,000, which represents 6.62% of the Fund's net assets. See
Note 4 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          7 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (cost $195,860,383)--see accompanying statement of investments   $ 195,860,383
-----------------------------------------------------------------------------------------------------
Cash                                                                                         151,267
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                           674,010
Interest                                                                                     140,157
Other                                                                                          3,085
                                                                                       --------------
Total assets                                                                             196,828,902

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                       176,208
Dividends                                                                                    112,938
Shareholder communications                                                                    17,299
Trustees' compensation                                                                         4,432
Transfer and shareholder servicing agent fees                                                    844
Other                                                                                         14,358
                                                                                       --------------
Total liabilities                                                                            326,079

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 196,502,823
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $     196,475
-----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               196,306,550
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                    (202)
                                                                                       --------------
NET ASSETS--applicable to 196,475,255 shares of beneficial interest outstanding        $ 196,502,823
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE               $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          8 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

-------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------
Interest                                               $ 3,151,606

-------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------
Management fees                                            982,603
-------------------------------------------------------------------
Shareholder communications                                  19,605
-------------------------------------------------------------------
Transfer and shareholder servicing agent fees               10,029
-------------------------------------------------------------------
Trustees' compensation                                       5,499
-------------------------------------------------------------------
Custodian fees and expenses                                  3,733
-------------------------------------------------------------------
Other                                                       20,310
                                                       ------------
Total expenses                                           1,041,779
Less reduction to custodian expenses                        (1,310)
                                                       ------------
Net expenses                                             1,040,469

-------------------------------------------------------------------
NET INVESTMENT INCOME                                    2,111,137

-------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                               481

-------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 2,111,618
                                                       ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          9 | OPPENHEIMER MONEY FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                               2004             2003
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                        $   2,111,137    $   2,534,902
------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                               481             (683)
                                                                             -------------------------------
Net increase in net assets resulting from operations                             2,111,618        2,534,219

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                            (2,111,137)      (2,534,902)

------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions     (41,110,557)    (142,355,858)
------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total decrease                                                                 (41,110,076)    (142,356,541)
------------------------------------------------------------------------------------------------------------
Beginning of period                                                            237,612,899      379,969,440
                                                                             -------------------------------
End of period                                                                $ 196,502,823    $ 237,612,899
                                                                             ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         10 | OPPENHEIMER MONEY FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                     2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                      .01 1         .01           .01           .04           .06
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.01)         (.01)         (.01)         (.04)         (.06)
Dividends from net realized gain                              --            --            -- 2          --            --
                                                       --------------------------------------------------------------------
Total dividends and/or distributions to shareholders        (.01)         (.01)         (.01)         (.04)         (.06)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                       ====================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                              0.98%         0.79%         1.47%         3.85%         6.26%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $ 196,503     $ 237,613     $ 379,969     $ 370,229     $ 215,771
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 218,243     $ 316,096     $ 386,457     $ 288,106     $ 204,586
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       0.97%         0.80%         1.46%         3.59%         5.98%
Total expenses                                              0.48% 5       0.47% 5       0.47% 5       0.52% 5       0.51% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         11 | OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      Shares of the Fund are only sold to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

        UNDISTRIBUTED NET     UNDISTRIBUTED       ACCUMULATED CAPITAL
        INVESTMENT INCOME   LONG-TERM GAINS   LOSS CARRYFORWARD 1,2,3
        -------------------------------------------------------------
        $ 163,152                      $ --                     $ 202

1. As of December 31, 2004, the Fund had $202 of net capital loss carryforward available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2004, details of the capital loss carryforward were as follows:

               EXPIRING
               ----------------------
               2011             $ 202

2. During the fiscal year December 31, 2004, the Fund utilized $481 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year December 31, 2003, the Fund did not utilize any capital loss carryforwards.

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                        YEAR ENDED          YEAR ENDED
                                 DECEMBER 31, 2004   DECEMBER 31, 2003
      ----------------------------------------------------------------
      Distributions paid from:
      Ordinary income                  $ 2,111,137         $ 2,534,902

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.


                         12 | OPPENHEIMER MONEY FUND/VA

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                             YEAR ENDED DECEMBER 31, 2004    YEAR ENDED DECEMBER 31, 2003
                                                  SHARES           AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------
Sold                                         135,559,970   $  135,559,970    339,107,835   $  339,107,835
Dividends and/or distributions reinvested      2,042,069        2,042,069      2,603,068        2,603,068
Redeemed                                    (178,712,596)    (178,712,596)  (484,066,761)    (484,066,761)
                                            --------------------------------------------------------------
Net decrease                                 (41,110,557)  $  (41,110,557)  (142,355,858)  $ (142,355,858)
                                            ==============================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2004, the Fund paid $10,018 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


                         13 | OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         14 | OPPENHEIMER MONEY FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MONEY FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. Additionally, an audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Fund/VA as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 11, 2005


                         15 | OPPENHEIMER MONEY FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         16 | OPPENHEIMER MONEY FUND/VA

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE;
FUND, LENGTH OF SERVICE, AGE   NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                       80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                               RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,          Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company
Chairman of the Board          (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company
of Trustees (since 2003)       (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following
and Trustee (since 1999)       private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador
Age: 67                        Media Corporation and Broadway Ventures (since 1984); a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and
                               UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of
                               Campus Crusade for Christ and the Bradley Foundation. Formerly a director of the following:
                               Storage Technology Corporation (a publicly-held computer equipment company) (1991-February
                               2003), and International Family Entertainment (television channel) (1992-1997), Frontier Real
                               Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991). Oversees 38
                               portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1993)           equity funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G.
Age: 73                        Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and
                               Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March
                               1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                               (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards
                               Trust Company. Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,               Formerly Assistant Secretary and a director (December 1991-April 1999) of Centennial Asset
Trustee (since 1999)           Management Corporation; President, Treasurer and a director (June 1989-April 1999) of
Age: 68                        Centennial Capital Corporation; Chief Executive Officer and a director of MultiSource
                               Services, Inc. (March 1996-April 1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the
                               OppenheimerFunds complex.

EDWARD L. CAMERON,             A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000).
Trustee (since 1999)           Formerly Director (March 2001-May 2002) of Genetic ID, Inc. and its subsidiaries (a privately
Age: 66                        held biotech company); a partner (July 1974-June 1999) with PricewaterhouseCoopers LLP (an accounting firm); and Chairman (July 1994-June 1998) of Price Waterhouse LLP Global Investment
                               Management Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                 Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-profit foundation);
Trustee (since 1990)           a director (since 1997) of Putnam Lovell Finance (finance company); a director (since June
Age: 63                        2002) of UNUMProvident (an insurance company). Formerly a director (October 1999-October 2003)
                               of P.R. Pharmaceuticals (a privately held company); Chairman and a director (until October
                               1996) and President and Chief Executive Officer (until October 1995) of the Manager;
                               President, Chief Executive Officer and a director (until October 1995) of Oppenheimer
                               Acquisition Corp., Shareholders Services Inc. and Shareholder Financial Services, Inc.
                               Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                  Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly (until
Trustee (since 1996)           October 1994) Mr. Freedman held several positions in subsidiary or affiliated companies of the
Age: 64                        Manager. Oversees 38 portfolios in the OppenheimerFunds complex.


                         17 | OPPENHEIMER MONEY FUND/VA

TRUSTEES AND OFFICERS  Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,           Trustee of Monterey International Studies (an educational organization) (since February 2000);
Trustee (since 2002)           a director of The California Endowment (a philanthropic organization) (since April 2002) and
Age: 58                        of Community Hospital of Monterey Peninsula (educational organization) (since February 2002);
                               a director of America Funds Emerging Markets Growth Fund (since October 1991) (an investment company); an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs.
                               Hamilton also is a member of the investment committees of the Rockefeller Foundation and of the University of Michigan. Formerly, Trustee of MassMutual Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment Fund (April 1989-May
                               2004) and MML Services (April 1987-May 2004) (investment companies); member of the investment committee (2000-2003) of Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President (February 1991-April 2000) of ARCO Investment Management Company.
                               Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,              Chairman, Chief Executive Officer and Director of Steele Street State Bank (a commercial
Trustee (since 2002)           banking entity) (since August 2003); director of Colorado UpLIFT (a non-profit organization)
Age: 60                        (since 1986); trustee (since 2000) of the Gallagher Family Foundation (non-profit organization). Formerly, Chairman of U.S. Bank-Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April 1, 1999), a director of: Commercial Assets,
                               Inc. (a REIT) (1993-2000), Jones Knowledge, Inc. (a privately held company) (2001-July 2004)
                               and U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,      Trustee of MassMutual Institutional Funds (since 1996) and MML Series Investment Fund (since
Trustee (since 2000)           1987) (both open-end investment companies) and the Springfield Library and Museum Association
Age: 62                        (since 1995) (museums) and the Community Music School of Springfield (music school) (since
                               1996); Trustee (since 1987), Chairman of the Board (since 2003) and Chairman of the investment committee (since 1994) for the Worcester Polytech Institute (private university); and
                               President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of
                               Western Massachusetts (1998 - 2003); Chairman (January 1999-July 1999) of SIS & Family Bank,
                               F.S.B. (formerly SIS Bank) (commercial bank); and Executive Vice President (January 1999-July
                               1999) of Peoples Heritage Financial Group, Inc. (commercial bank). Oversees 38 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
AND OFFICER                    STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL
                               HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director (since June 2001) and President (since
President and Trustee          September 2000) of the Manager; President and a director or trustee of other Oppenheimer
(since 2001)                   funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp. (the
Age: 55                        Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds
                               Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                               Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of OppenheimerFunds
                               Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management,
                               Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and
                               Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management
                               Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 1,
                               2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive
                               Vice President (since February 1997) of Massachusetts Mutual Life Insurance Company (the
                               Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the
                               Investment Company Institute's Board of Governors (elected to serve from October 3, 2003 through September 30, 2006). Formerly, Chief Operating Officer (September 2000-June 2001) of
                               the Manager; President and trustee (November 1999-November 2001) of MML Series Investment Fund
                               and MassMutual Institutional Funds (open-end investment companies); a director (September
                               1999-August 2000) of C.M. Life Insurance Company; President, Chief Executive Officer and
                               director (September 1999-August 2000) of MML Bay State Life Insurance Company; a director
                               (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 62 portfolios as Trustee/Director and 21 additional portfolios as Officer in the OppenheimerFunds complex.


                         18 | OPPENHEIMER MONEY FUND/VA

------------------------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO WORLD
                               FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MS. WOLF AND
                               MESSRS. WEISS, VANDEHEY, AND WIXTED 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH
                               OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR
                               REMOVAL.

CAROL E. WOLF,                 Senior Vice President of the Manager (since June 2000) and of HarbourView Asset Management
Vice President and             Corporation (since June 2003); an officer of 6 portfolios in the OppenheimerFunds complex.
Portfolio Manager              Formerly Vice President of the Manager (June 1990 - June 2000).
(since 1998)
Age: 53

BARRY D. WEISS,                Vice President of the Manager (since July 2001) and of HarbourView Asset Management
Vice President and             Corporation (since June 2003); an officer of 6 portfolios in the OppenheimerFunds complex.
Portfolio Manager              Formerly Assistant Vice President and Senior Credit Analyst of the Manager (February 2000-June
(since 2001)                   2001). Prior to joining the Manager in February 2000, he was Associate Director, Structured
Age: 40                        Finance, Fitch IBCA Inc. (April 1998 - February 2000).

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of
Treasurer (since 1999)         HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Age: 45                        Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
                               Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of
                               OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), of OFI
                               Institutional Asset Management, Inc. (since November 2000), and of OppenheimerFunds Legacy
                               Program (a Colorado non-profit corporation) (since June 2003); Treasurer and Chief Financial
                               Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager);
                               Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. Formerly Assistant
                               Treasurer of Centennial Asset Management Corporation (March 1999-October 2003) and
                               OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer
                               (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services Division. An officer of
                               83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since February 2002) of the
Vice President and             Manager; General Counsel and a director (since November 2001) of the Distributor; General
Secretary (since 2001)         Counsel (since November 2001) of Centennial Asset Management Corporation; Senior Vice
Age: 56                        President and General Counsel (since November 2001) of HarbourView Asset Management
                               Corporation; Secretary and General Counsel (since November 2001) of Oppenheimer Acquisition
                               Corp.; Assistant Secretary and a director (since October 1997) of OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc; Vice President and a director (since November
                               2001) of Oppenheimer Partnership Holdings, Inc.; a director (since November 2001) of
                               Oppenheimer Real Asset Management, Inc.; Senior Vice President, General Counsel and a director
                               (since November 2001) of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI
                               Private Investments, Inc. and OFI Trust Company; Vice President (since November 2001) of
                               OppenheimerFunds Legacy Program; Senior Vice President and General Counsel (since November
                               2001) of OFI Institutional Asset Management, Inc.; a director (since June 2003) of
                               OppenheimerFunds (Asia) Limited. Formerly Senior Vice President (May 1985-December 2003),
                               Acting General Counsel (November 2001-February 2002) and Associate General Counsel (May
                               1981-October 2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                               1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November 2001); and
                               OppenheimerFunds International Ltd. (October 1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004) of the Manager; Vice
Vice President and             President (since June 1983) of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Chief Compliance Officer       Corporation and Shareholder Services, Inc. Formerly (until February 2004) Vice President and
(since 2004)                   Director of Internal Audit of OppenheimerFunds, Inc. An officer of 83 portfolios in the
Age: 54                        OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                         19 | OPPENHEIMER MONEY FUND/VA

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $11,000 in fiscal 2004 and $10,500 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $35,859 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,548 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $41,407 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

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      (b)   There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


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ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)